Loans and Allowance for Credit Losses - Carrying Amount of Covered Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Covered Assets [Line Items]
Purchased Impaired Loans	$ 2,248	$ 2,502
Purchased Nonimpaired Loans	784	1,062
Other	830	1,064
Covered loans	3,836	4,596
Total Covered Assets	3,862	4,628
Residential Mortgages [Member]
Covered Assets [Line Items]
Purchased Impaired Loans	2,248	2,502
Purchased Nonimpaired Loans	506	615
Covered loans	2,754	3,117
Other Retail [Member]
Covered Assets [Line Items]
Purchased Nonimpaired Loans	278	447
Covered loans	278	447
Losses Reimbursable by FDIC [Member]
Covered Assets [Line Items]
Other	381	517
Covered loans	381	517
Unamortized Changes in FDIC Asset [Member]
Covered Assets [Line Items]
Other	423	515
Covered loans	423	515
Covered Loans [Member]
Covered Assets [Line Items]
Purchased Impaired Loans	2,248	2,502
Purchased Nonimpaired Loans	784	1,062
Other	804	1,032
Covered loans	3,836	4,596
Foreclosed Real Estate [Member]
Covered Assets [Line Items]
Other	26	32
Total Covered Assets	$ 26	$ 32